Income taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Net loss carry forwards	$ 108,083	$ 76,496
Intangible assets	4,276	1,557
Property, plant and equipment	5,446	5,703
Financing and share issuance costs	2,696	3,248
Warranty liability	5,726	2,013
Deferred revenue	1,191	1,601
Inventory	2,017	2,300
Unrealized foreign exchange	21	595
Research and development	2,341	2,132
Other	6,410	3,917
Total gross deferred income tax assets	138,207	99,562
Valuation allowance	(126,424)	(89,033)	(61,456)
Total deferred income tax assets	11,783	10,529
Deferred income tax liabilities:
Intangible assets	9,884	8,784
Property, plant and equipment	3,132	3,297
Other	650	575
Total deferred income tax liabilities	13,666	12,656
Total net deferred income tax liabilities	1,883	2,127
Allocated as follows:
Current deferred income tax assets	3,109	7,183
Current deferred income tax liabilities	(468)	(65)
Long-term deferred income tax assets	379	0
Long-term deferred income tax liabilities	(4,903)	(9,245)
Total net deferred income tax liabilities	$ (1,883)	$ (2,127)